Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Mar. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
Schedule of parent company balance sheets
	March 31, 2023	September 30, 2022
ASSETS
Cash	$17,157	$28,917
Short-term investments	13,314,902	13,148,594
Total current assets	13,332,059	13,177,511

Non-current assets
Investment in subsidiaries	$33,794,612	$33,264,812

Total assets	$47,126,671	$46,442,323

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.01875 par value, 166,666,666 shares authorized, 3,625,000 shares issued and outstanding as of March 31, 2023 and September 30, 2022 *	67,969	67,969
Additional paid-in capital	29,279,159	29,279,159
Retained earnings	18,046,473	18,761,900
Accumulated other comprehensive income	(266,930)	(1,666,705)
Total shareholders’ equity	47,126,671	46,442,323

Total liabilities and shareholders’ equity	$47,126,671	$46,442,323
*	Retrospectively restated for effect of 6-for-1 shares consolidation.

Schedule of Parent Company Statements of Income and Comprehensive Income
	For the six months ended March 31,
	2023	2022
Operating costs and expenses:
General and administrative expenses	$(116,431)	$(357,811)

Other income (expenses):
Income from short-term investments	166,931	696,430
Other expenses	(507)	(215)

Equity in earnings of subsidiaries	(765,420)	1,393,331

Net income	(715,427)	1,731,735
Foreign currency translation adjustments	1,399,775	492,194
Comprehensive income attributable to the Company	$684,348	$2,223,929

Schedule of Parent Company Statements of Cash Flows
	For the six months ended March 31,
	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(715,427)	$1,731,735
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	765,420)	(1,393,331)
Short-term investment income	(166,931)	(696,430)
Net cash used in operating activities	(116,938)	(358,026)

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash repayment from subsidiaries	105,058	299,592
Net cash provided by financing activities	105,058	299,592

EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	120	(374)

CHANGES IN CASH	(11,760)	(58,808)

CASH, beginning of period	28,917	110,393

CASH, end of period	$17,157	$51,585